Document and Entity Information	3 Months Ended
Mar. 31, 2018
Document and Entity Information
Entity Registrant Name	EQT Midstream Partners, LP
Entity Central Index Key	0001540947
Document Type	8-K
Document Period End Date	Mar. 31, 2018
Amendment Flag	false